Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Other Operating Expense

Description	12/31/2019	12/31/2018	12/31/2017
Turnover tax	10,231,629	10,825,343	8,658,803
For credit cards	3,670,412	3,701,433	3,454,955
Modification of financial assets (see note 20)	2,866,235
Charges for other provisions	1,431,716	1,993,045	1,745,683
Taxes (see note 49.1.c)	1,229,519	3,096	30,109
Deposit guarantee fund contributions	575,881	569,938	544,362
Donations	279,547	163,739	240,708
Loss from sale or impairment of non-financial assets	160,018		813
Interest on lease liabilities (see note 13)	121,967
Insurance claims	59,595	101,389	82,450
Initial recognition of loans			188,829
Other	1,474,376	1,656,169	2,110,530

	22,100,895	19,014,152	17,057,242